Financial Instruments - Schedule of Assets As Per Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 26,508,899	R$ 27,178,688
Short and Long-term investments
Disclosure of financial assets [line items]
Financial assets	3,231,513
Short-term investments
Disclosure of financial assets [line items]
Financial assets		8,128,058
Financial assets from banking solution
Disclosure of financial assets [line items]
Financial assets	2,346,474	714,907
Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	19,286,590	16,307,155
Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	945,721	1,797,956
Derivative financial instruments (a)
Disclosure of financial assets [line items]
Financial assets	219,324	43,103
Derivative financial instruments (a) | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	201,202
Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	4,720	7,200
Other assets
Disclosure of financial assets [line items]
Financial assets	474,557	180,309
Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,046,363	338,780
Amortized cost | Short and Long-term investments
Disclosure of financial assets [line items]
Financial assets	0
Amortized cost | Short-term investments
Disclosure of financial assets [line items]
Financial assets		0
Amortized cost | Financial assets from banking solution
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	132,605	0
Amortized cost | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	434,481	151,271
Amortized cost | Derivative financial instruments (a)
Disclosure of financial assets [line items]
Financial assets	0	0
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	4,720	7,200
Amortized cost | Other assets
Disclosure of financial assets [line items]
Financial assets	474,557	180,309
FVPL
Disclosure of financial assets [line items]
Financial assets	6,286,642	9,554,412
FVPL | Short and Long-term investments
Disclosure of financial assets [line items]
Financial assets	3,209,604
FVPL | Short-term investments
Disclosure of financial assets [line items]
Financial assets		7,149,889
FVPL | Financial assets from banking solution
Disclosure of financial assets [line items]
Financial assets	2,346,474	714,907
FVPL | Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	511,240	1,646,685
FVPL | Derivative financial instruments (a)
Disclosure of financial assets [line items]
Financial assets	219,324	42,931
FVPL | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	0	0
FVPL | Other assets
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI
Disclosure of financial assets [line items]
Financial assets	19,175,894	17,285,496
FVOCI | Short and Long-term investments
Disclosure of financial assets [line items]
Financial assets	21,909
FVOCI | Short-term investments
Disclosure of financial assets [line items]
Financial assets		978,169
FVOCI | Financial assets from banking solution
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Accounts receivable from card issuers
Disclosure of financial assets [line items]
Financial assets	19,153,985
FVOCI | Trade accounts receivable
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Derivative financial instruments (a)
Disclosure of financial assets [line items]
Financial assets	0	172
FVOCI | Receivables from related parties
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of financial assets [line items]
Financial assets	R$ 0	R$ 0